Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member] USD ($)	Issued Shares [Member]	Capital In Excess Of Par Value [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Treasury Stock [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2007	$ 31,123		$ 1,497,998	$ 2,742,782	$ 14,021	$ (256,987)	$ 4,028,937
Balances, issued shares at Dec. 31, 2007		186,739,000
Comprehensive income:
Net income				647,154			647,154
Other comprehensive income (loss):
Net unrealized investment gains (losses), net of tax benefit of $136,967 in 2008 and tax expense of $131,229 and $47,383 in 2009 and 2010					(239,591)		(239,591)
Reclassification adjustment for net realized losses/gains included in net earnings, net of tax benefit					50,327		50,327
Comprehensive income							457,890
Common stock repurchases						(106,070)	(106,070)
Stock-based compensation			55,369				55,369
Restricted stock grants and restricted stock unit vesting	111						111
Restricted stock grants and restricted stock unit vesting, issued shares		667,000
Restricted stock forfeitures	(14)		12				(2)
Restricted stock forfeitures, issued shares		(83,000)
Stock option exercises	89		11,331				11,420
Shares under options, exercised		534,000
Stock option and restricted stock tax benefit			9,535				9,535
Balances at Dec. 31, 2008	31,309		1,574,245	3,389,936	(175,243)	(363,057)	4,457,190
Balances, issued shares at Dec. 31, 2008		187,857,000
Comprehensive income:
Net income				1,039,675			1,039,675
Other comprehensive income (loss):
Net unrealized investment gains (losses), net of tax benefit of $136,967 in 2008 and tax expense of $131,229 and $47,383 in 2009 and 2010					229,724		229,724
Reclassification adjustment for net realized losses/gains included in net earnings, net of tax benefit					(12,346)		(12,346)
Comprehensive income							1,257,053
Common stock repurchases						(22,841)	(22,841)
Stock-based compensation			65,870				65,870
Restricted stock grants and restricted stock unit vesting	163						163
Restricted stock grants and restricted stock unit vesting, issued shares		978,000
Restricted stock forfeitures	(14)		14				0
Restricted stock forfeitures, issued shares		(87,000)
Stock option exercises	176		18,173				18,349
Shares under options, exercised		1,053,000
Stock option and restricted stock tax benefit			219				219
Balances at Dec. 31, 2009	31,634		1,658,521	4,429,611	42,135	(385,898)	5,776,003
Balances, issued shares at Dec. 31, 2009		189,801,000
Comprehensive income:
Net income				1,099,390			1,099,390
Other comprehensive income (loss):
Net unrealized investment gains (losses), net of tax benefit of $136,967 in 2008 and tax expense of $131,229 and $47,383 in 2009 and 2010					82,026		82,026
Reclassification adjustment for net realized losses/gains included in net earnings, net of tax benefit					(3,577)		(3,577)
Comprehensive income							1,177,839
Common stock repurchases						(108,545)	(108,545)
Stock-based compensation			62,947				62,947
Restricted stock grants and restricted stock unit vesting	0						0
Restricted stock grants and restricted stock unit vesting, issued shares		5,000
Restricted stock forfeitures	(21)		21				0
Restricted stock forfeitures, issued shares		(127,000)
Stock option exercises	94		17,384				17,478
Shares under options, exercised		566,000					565,500
Stock option and restricted stock tax benefit			(1,666)				(1,666)
Balances at Dec. 31, 2010	$ 31,707		$ 1,737,207	$ 5,529,001	$ 120,584	$ (494,443)	$ 6,924,056
Balances, issued shares at Dec. 31, 2010		190,245,000